CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY (UNAUDITED) - USD ($)	Total	Common Class B	Common Stock Common Class B	Additional Paid-in Capital	Accumulated Deficit
Share outstanding, beginning balance (in shares) at Dec. 31, 2022			12,500,000
Shareholder's equity, beginning balance at Dec. 31, 2022	$ 8,961		$ 1,250	$ 23,750	$ (16,039)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of private placement warrants	14,300,000			14,300,000
Accretion of Class A ordinary shares to redemption amount	(54,113,481)			(16,948,750)	(37,164,731)
Fair value of public warrants at issuance	2,625,000			$ 2,625,000
Net income (loss)	16,915,460				16,915,460
Share outstanding, ending balance (in shares) at Dec. 31, 2023		12,500,000	12,500,000
Shareholder's equity, ending balance at Dec. 31, 2023	(20,264,060)		$ 1,250		(20,265,310)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of Class A ordinary shares to redemption amount	(27,761,686)				(27,761,686)
Net income (loss)	25,986,159				25,986,159
Share outstanding, ending balance (in shares) at Dec. 31, 2024		12,500,000	12,500,000
Shareholder's equity, ending balance at Dec. 31, 2024	$ (22,039,587)		$ 1,250		$ (22,040,837)